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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21786

ING Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                             February 28

Date of reporting period:                          August 31, 2011

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2011

ING Global Advantage and

Premium Opportunity Fund

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

ING Global Advantage and Premium Opportunity Fund (the “Fund”) is a diversified, closed end management investment company whose shares are traded on the New York Stock Exchange under the symbol “IGA.” The primary objective of the Fund is to provide a high level of income, with a secondary objective of capital appreciation.

The Fund seeks to achieve its investment objectives by investing at least 80% of its managed assets in a diversified global equity portfolio and employing an option strategy of writing index call options equivalent to a significant portion of its equity portfolio. The Fund also hedges most of its foreign currency exposure to reduce volatility of total returns.

For the six months ended August 31, 2011, the Fund made quarterly distributions totaling $0.67 per share, all characterized as net investment income.

Based on net asset value (“NAV”), the Fund provided a total return of (8.68)% for the six months ended August 31, 2011.(1) This NAV return reflects a decrease in the Fund’s NAV from $13.76 on February 28, 2011 to $11.95 on August 31, 2011, including the reinvestment of $0.67 per share in distributions. Based on its share price, the Fund provided a total return of (10.26)% for the six months ended August 31, 2011.(2) This share price return reflects a decrease in the Fund’s share price from $13.72 on February 28, 2011 to $11.71 on August 31, 2011, including the reinvestment of $0.67 per share in distributions.

The global equity markets have witnessed a challenging and turbulent period. Please read the Market Perspective and Portfolio Managers’ Report for more information on the market and the Fund’s performance.

At ING Funds our mission is to help you grow, protect and enjoy your wealth. We seek to assist you and your financial advisor by offering a range of global investment solutions. We invite you to visit our website at www.ingfunds.com. Here you will find information on our products and services, including current market data and fund statistics on our open- and closed-end funds. You will see that we offer a broad variety of equity, fixed income and multi-asset funds that aim to fulfill a variety of investor needs.

We thank you for trusting ING Funds with your investment assets, and we look forward to serving you in the months and years ahead.

Sincerely,

Shaun P. Mathews

President & Chief Executive Officer

ING Funds

October 7, 2011

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

For more complete information, or to obtain a prospectus for any ING Fund, please call your Investment Professional or the Fund’s Shareholder Service Department at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

(1)

Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan.

(2)

Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan.

MARKET PERSPECTIVE:  SIX MONTHS ENDED AUGUST 31, 2011

As our new fiscal year started, commentators were wondering what it would take to spoil investors’ collective appetite for risky assets. Global equities in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends were already up nearly 5% in 2011, despite a continuing European sovereign debt crisis and the violent uncertainties of the “Arab Spring” in North Africa and the Middle East. As if this were not enough, a massive earthquake and tsunami hit Japan on March 11, causing severe local damage and disruption to global supplies of electrical and digital components. Yet global equities returned nearly 1% between March 10 and March 31. Many of the developed world’s economies including the US, seemed to be returning to health, boosted by heavy, ongoing doses of stimulative and monetary medicine.

But as the year wore on, the patient took a turn for the worse and by the end of August global equities were down 11.03% for the six month period. (The MSCI World IndexSM returned (9.21)% for the six-month period, measured in U.S. dollars.)

It did not happen right away. In the U.S., the latest unemployment rate was reported in April at 8.8%, the lowest in 24 months. New private sector jobs well above 200,000 were added in each of January, February and March. But the average for the next three months slumped to 111,000, just 72,000 including the shrinking government sector. The unemployment rate rebounded to 9.1% and by the end of August the number of new weekly unemployment claims was still stuck above 400,000.

In the housing market, sales of new and existing homes seemed to be stabilizing at low levels. But by May both were in decline again and that month the “double dip” in home prices was confirmed when the S&P/Case-Shiller 20-City Composite Home Price Index was reported as having fallen below the near term trough recorded in April 2009.

Gross Domestic Product (“GDP”) growth had been reported at 3.1% (quarter-over-quarter, annualized) for the fourth quarter of 2010. On July 29 this was revised down to 2.3%, among other revisions that showed the recession had been deeper and started earlier than previously thought. Worse, growth in the first quarter of 2011 was a barely perceptible 0.4%. When the next quarter’s figure was reported at just 1.0%, the common assessment was that the economy was operating at “stall-speed”.

There was to be no cheer on the political front as parties deadlocked on the issue of raising the debt ceiling. A stopgap agreement avoided the risk of the United States defaulting on its debt, but it did not stop Standard & Poors from downgrading the country’s credit rating.

A slowdown of sorts was also taking place in China. Its economy was still growing fast, at 9.5% in the latest quarter, but activity was clearly slowing at the margin, which would significantly impact global growth. It was a self-inflicted slowdown, as the authorities used monetary tightening to battle inflation of 6.5% and a housing price bubble. By August, the closely watched Chinese purchasing managers’ index was registering near-stagnation.

Arguably the largest single depressant to investors’ risk appetite was renewed anxiety about Eurozone sovereign debt, when rumors started to swirl that Greece would seek a restructuring of its debt, much of it held by European banks, threatening a Lehman-like event that might paralyze the banking system and trip the region back into recession. In late July, a second bail-out package was agreed to for Greece. But amid doubts about the political will necessary to carry it through, attention turned to the Italian bond market, the world’s third largest, and Spain’s. Bond yields soared to euro-era high levels, retreating only when the European Central Bank started buying the bonds, a role it was never meant to play.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 5.49% in the first half of the fiscal year. The sub-index representing government bonds returned 6.53% and short to medium Treasuries traded at record low yields. Conversely, the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index lost 1.57% in these more risk-averse times.

U.S. equities, represented by the S&P 500® Index including dividends, lost 7.23% in the six months through August, with negative returns in the last four, including the worst August since 2001. The operating earnings of S&P 500® companies in the second quarter of 2011 eclipsed their all-time record of exactly four years before and while that might have supported prices in the past, it was increasingly seen as unlikely to stand in near-recessionary conditions.

In currencies, the dollar benefited periodically from safe haven status, as the latest trauma of the Eurozone debt crisis played out. But in the end, many commentators argued that there was no haven that was truly safe and over the six months the dollar ultimately fell 4.98% against the euro, 1.46% against the pound and 5.95% to the yen, which briefly touched a post-war high.

In international markets, the MSCI Japan® Index plunged 19.23% in the first half of the fiscal year, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned a similar (18.34)%, measures of business activity and confidence steadily deteriorating as the period progressed. The European Central Bank still saw fit, however, to raise interest rates twice. In the UK, GDP was barely higher than its mid 2010 level, with severe spending cuts on the way. Yet the MSCI UK® Index only fell 8.04%, with contributions from the defensive consumer staples and health care sectors moderating losses in the financials, energy and materials sectors.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
Chicago Board Options Exchange BuyWrite Monthly Index (“CBOE BuyWrite Monthly Index”)	A passive total return index based on selling the near-term, at-the-money S&P 500® Index call option against the S&P 500® stock index portfolio each month, on the day the current contract expires.
Morgan Stanley Capital International — Europe, Australasia and Far East® Index (“MSCI EAFE® Index”)	An unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND	PORTFOLIO MANAGERS’ REPORT

Country Allocation

as of August 31, 2011

(as a percentage of net assets)

United States	57.3%
Japan	8.5%
United Kingdom	7.9%
France	4.2%
Germany	4.0%
Australia	3.6%
Switzerland	3.0%
Netherlands	1.8%
Spain	1.7%
Hong Kong	1.2%
Countries between 0.0%-1.1%^	5.3%
Assets in Excess of Other Liabilities*	1.5%

Net Assets	100.0%

*	Includes short-term investments.
^	Includes 17 countries, which each represents 0.0%-1.1% of net assets.

Portfolio holdings are subject to change daily.

ING Global Advantage and Premium Opportunity Fund’s (the “Fund”) primary investment objective is to provide a high level of income. Capital appreciation is a secondary investment objective. The Fund seeks to achieve its investment objectives by:

•	investing at least 80% of its managed assets in a diversified global equity portfolio; and

•	utilizing an integrated option writing strategy.

The Fund is managed by Paul Zemsky, Vincent Costa, Jody I. Hrazanek, Pranay Gupta and Frank van Etten, Portfolio Managers, ING Investment Management Co. — the Sub-Adviser.

Equity Portfolio Construction: Under normal market conditions, the Fund invests in a diversified portfolio of common stocks of companies located in a number of different countries throughout the world, normally in approximately 750-1500 common stocks, seeking to reduce the Fund’s exposure to individual stock risk. The Fund normally invests across a broad range of countries (usually 25-30 countries), industries and market sectors, including investments in issuers located in countries with emerging markets.

The Fund’s weighting between U.S. and international equities depends on the Sub-Adviser’s ongoing assessment of market opportunities for the Fund. Under normal market conditions, the Fund seeks to maintain a target weighting of 60% in U.S. domestic common stocks and not less than 40% in international (ex-U.S.) common stocks.

The Fund’s Integrated Option Strategy: The option strategy of the Fund is designed to seek gains and lower volatility of total returns over a market cycle by writing (selling) index call options on selected indices and/or exchange traded funds (“ETFs”) in an amount equal to approximately 60% to 100% of the value of the Fund’s holdings in common stocks.

Writing index call options involves granting the buyer the right to appreciation of the value of an index above at a particular price (the “strike price”) at a particular time. If the purchaser exercises an index call option sold by the Fund, the Fund will pay the purchaser the difference between the cash value of the index and the strike price of the option.

The Fund seeks to generate gains from its portfolio index call option strategy and, to a lesser extent, income from dividends on the common stocks held in the Fund’s portfolio. The extent of call option writing activity depends upon market conditions and the Sub-Adviser’s ongoing assessment of the attractiveness of writing call options on selected indices and/or ETFs. Call options are primarily written in over-the-counter markets with major international banks, broker-dealers and financial institutions. The Fund may also write call options in exchange-listed option markets.

Top Ten Holdings

as of August 31, 2011*

(as a percentage of net assets)

ExxonMobil Corp.	2.0%
Apple, Inc.	1.4%
Chevron Corp.	1.3%
Microsoft Corp.	1.2%
International Business Machines Corp.	0.9%
Oracle Corp.	0.7%
Coca-Cola Co.	0.7%
Berkshire Hathaway, Inc.	0.7%
Wal-Mart Stores, Inc.	0.7%
Pfizer, Inc.	0.7%

*	Excludes short-term investments.

Portfolio holdings are subject to change daily.

The Fund writes call options that are generally short-term (between 10 days and three months until expiration) and at- or near-the-money. The Fund typically maintains its call positions until expiration, but it retains the option to buy back the call options and sell new call options. Lastly, in order to reduce volatility of NAV returns, the Fund employs a policy to hedge major foreign currencies.

Performance: Based on net asset value (“NAV”) as of August 31, 2011, the Fund provided a total return of (8.68)% for the six-month period. This NAV return reflects a decrease in the Fund’s NAV from $13.76 on February 28, 2011 to $11.95 on August 31, 2011. Based on its share price as of August 31, 2011, the Fund provided a total return of (10.26)% for the six-month period. This share price return reflects a decrease in the Fund’s share price from $13.72 on

PORTFOLIO MANAGERS’ REPORT	ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

February 28, 2011 to $11.71 on August 31, 2011. The S&P 500® Index, the MSCI EAFE® Index and the CBOE BuyWrite Monthly Index returned (7.23)%, (11.12)% and (7.63)%, respectively, for the reporting period. The Fund uses a blended reference index that consists of 60% the S&P 500® Index and 40% the MSCI EAFE® Index. For the reporting period, this reference index returned (8.63)%. During the six month period, the Fund made quarterly distributions totaling $0.67 per share, all characterized as net investment income. As of August 31, 2011, the Fund had 18,340,467 shares outstanding.

Equity Portfolio: Performance of our models in the United States was negative for the period. Security selection in information technology, telecommunications services and consumer staples had a negative impact on performance. Positive performance came in the materials, energy and financials sectors.

In the international sleeve, performance of our models was flat for the period as well. Security selection in the consumer discretionary, financials, energy and utility sectors was positive for the Fund. Negative performance came in the industrials, materials and information technology sectors. Asset allocation made a slight contribution to results for the period.

Options Portfolio: The Fund generates premiums and seeks gains by writing (selling) call options on a variety of market indices on a portion of the value of the equity portfolio. During the period, the Fund sold short-maturity options on the S&P 500® Index, the DJ Eurostoxx 50 Index, the Nikkei 225 Index, the FTSE 100 Index and The S&P/ASX 200. The construction of the option portfolio is such that there is a low tracking error with the reference index of the international portion of the equity portfolio, which is the MSCI EAFE® Index. The strike prices of the traded options were typically at or near the money, and the expiration dates ranged between three and six weeks. We maintained the coverage ratio at approximately 65-70% throughout the quarter. Option positions contributed positively to performance, particularly during the latter part of the period when equity markets were weak. Volatility, as measured by the VIX Index, experienced a significant spike in August.

The Fund continued its policy of hedging major foreign currencies back to the U.S. dollar in an attempt to reduce volatility of NAV returns. These hedges detracted from performance during the period as the U.S. dollar weakened against a number of the major currencies.

Outlook and Current Strategy: The underlying U.S. and EAFE strategies seek to reward investors with sector and country diversification close to the S&P 500® and MSCI EAFE® indices, while seeking outperformance through portfolio construction techniques. If the market falls or moves sideways, the premiums generated from our call writing, dividends and our disciplined equity strategies may make up an important part of the Fund’s total return. If the market rallies, the strategy may generate an absolute positive return but the upside may be limited as call options will likely be exercised.

We continue to view medium-term macroeconomic and financial risks as high. In the United States, we believe economic data point to continued slow growth, but not to recession.

In Europe, tensions over the debt crisis remain elevated as a durable structural solution to the sovereign debt crisis remains elusive.

Market volatility remains above historical levels. We believe this potentially should allow the Fund to continue to earn relatively attractive levels of premiums through its call writing activities.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund is based only on the outlook of its portfolio managers through the end of this period, and may differ from that presented for other ING Funds. Performance data represents past performance and is no guarantee of future results.

Past performance is not indicative of future results. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. Investors cannot invest directly in an index.

STATEMENT OF ASSETS AND LIABILITIES AS OF AUGUST 31, 2011 (UNAUDITED)

ASSETS:
Investments in securities at value*	$216,007,833
Short-term investments at value***	6,742,000
Cash	12,292
Cash collateral for futures	548,477
Foreign currencies at value*****	315,376
Receivables:
Investments securities sold	450
Dividends	668,424
Unrealized appreciation on forward foreign currency contracts	118,110
Prepaid expenses	659

Total assets	224,413,621

LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	1,603,393
Payable to affiliates	33,736
Payable for trustee fees	2,327
Other accrued expenses and liabilities	94,965
Written options, at fair value^	3,530,252

Total liabilities	5,264,673

NET ASSETS	$219,148,948

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$239,855,895
Undistributed net investment income	690,920
Accumulated net realized loss	(12,974,125)
Net unrealized depreciation	(8,423,742)

NET ASSETS	$219,148,948

* Cost of investments in securities	$223,821,497
*** Cost of short-term investments	$6,742,000
***** Cost of foreign currencies	$316,559
^ Premiums received on written options	$4,418,869

Net Assets	$219,148,948
Shares outstanding*	18,340,467
Net asset value and redemption price per share	$11.95

*	Unlimited shares authorized; $0.01 par value.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (UNAUDITED)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,505,890

Total investment income	3,505,890

EXPENSES:
Investment management fees	902,045
Transfer agent fees	9,839
Administrative service fees	120,271
Shareholder reporting expense	35,880
Professional fees	23,184
Custody and accounting expense	77,592
Trustee fees	3,680
Miscellaneous expense	23,586

Total expenses	1,196,077
Net waived and reimbursed fees	—

Net expenses	1,196,077

Net investment income	2,309,813

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	7,302,672
Foreign currency related transactions	(5,725,507)
Futures	208,561
Written options	6,488,132

Net realized gain	8,273,858

Net change in unrealized appreciation or depreciation on:
Investments	(32,767,013)
Foreign currency related transactions	1,220,913
Futures	(148,849)
Written options	98,361

Net change in unrealized appreciation or depreciation	(31,596,588)

Net realized and unrealized loss	(23,322,730)

Decrease in net assets resulting from operations	$(21,012,917)

* Foreign taxes withheld	$227,290

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended August 31, 2011	Year Ended February 28, 2011
FROM OPERATIONS:
Net investment income	$2,309,813	$3,556,118
Net realized gain	8,273,858	29,408,993
Net change in unrealized depreciation	(31,596,588)	(722,309)

Increase (decrease) in net assets resulting from operations	(21,012,917)	32,242,802

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(12,254,732)	(25,041,070)

Total distributions	(12,254,732)	(25,041,070)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	871,120	1,917,476

Net increase (decrease) in net assets	(32,396,529)	9,119,208

NET ASSETS:
Beginning of period	251,545,477	242,426,269

End of period	219,148,948	251,545,477

Undistributed net investment income	$690,920	$1,080,724

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Per Share Operating Performance													Ratios and Supplemental Data
		Income (loss) from investment operations				Less distributions									Ratios to average net assets

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gains on investments	From return of capital	Total distributions	Net asset value, end of period	Market value, end of period	Total investment return at net asset value(1)	Total investment return at market value(2)	Net assets, end of period (000's)	Gross expenses prior to expense waiver/ recoupment(3)	Net expenses after expense waiver/ recoupment(3)(4)		Net investment income after expense waiver/ recoupment(3)(4)		Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($)	(%)	(%)		(%)		(%)
08-31-11	13.76	0.13		(1.27)	(1.14)	0.67	—	—	0.67	11.95	11.71	(8.68)	(10.26)	219,149	0.99	0.99		1.92		71
02-28-11	13.37	0.20		1.57	1.77	1.38	—	—	1.38	13.76	13.72	14.05	6.32	251,545	0.98	0.99	**	1.48	**	164
02-28-10	11.29	0.21	*	3.64	3.85	—	—	1.77	1.77	13.37	14.30	35.81	57.38	242,426	1.01	1.00	**	1.61	**	141
02-28-09	17.79	0.31	*	(4.95)	(4.64)	0.74	—	1.12	1.86	11.29	10.42	(26.96)	(28.32)	204,546	0.99	0.99	**	2.01	**	178
02-29-08	21.19	0.30	*	(0.73)	(0.43)	—	2.40	0.57	2.97	17.79	16.73	(2.40)	(7.87)	324,275	0.97	0.97	**	1.45	**	194
02-28-07	20.24	0.26		2.55	2.81	0.04	1.54	0.28	1.86	21.19	21.11	14.81	24.40	385,433	0.95	0.95		1.29		132

(1)

Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(2)

Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Global Advantage and Premium Opportunity Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at the net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates fair value.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities that are subject to limitations as to their sale) are valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Fund’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE Euronext (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable and market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

Options that are traded over-the-counter will be valued using one of three methods: (1) dealer quotes; (2) industry models with objective inputs; or (3) by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as “Black Scholes.” Options on currencies purchased by the Fund are valued using industry models with objective inputs.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be

Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Summary Portfolio of Investments.

For the six months ended August 31, 2011, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax principles, which may differ from U.S. generally accepted accounting principles for investment companies.

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written on its portfolio versus gains or losses on the equity securities in the portfolio. Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of quarterly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the

Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently, than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer duration, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter duration.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of August 31, 2011, the maximum amount of loss the Fund would incur if the counterparties to its derivative transactions failed to perform would be $118,110, which represents the gross payments to be received by the Fund on open forward foreign currency contracts were they to be unwound as of August 31, 2011.

The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

As of August 31, 2011, the Fund had a liability position of $5,133,645 on open forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of August 31, 2011, the Fund could have been required to pay this amount in cash to its counterparties. As of August 31, 2011 the Fund did not post collateral for its open derivatives transactions.

H. Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

During the six months ended August 31, 2011, the Fund used forward foreign currency contracts to hedge its investments in non-U.S. dollar denominated equity securities in an attempt to decrease the volatility of the Fund’s NAV.

During the six months ended August 31, 2011, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $3,775,589 and $96,327,467, respectively.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended August 31, 2011, the Fund had purchased futures contracts on various equity indices primarily to provide exposures to such index returns while allowing the portfolio managers to maintain a certain level of cash balances in the portfolio. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended August 31, 2011, the Fund had an average notional value of $5,295,795 on purchased futures contracts.

I. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

The Fund generates premiums and seeks gains by writing OTC call options on indices on a portion of the value of the equity portfolio. Please refer to Note 6 for the volume of written option activity during the six months ended August 31, 2011.

J. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, is the Investment Adviser of the Fund. The Fund pays the Investment Adviser for its services under the investment management agreement (“Management Agreement”), a fee, payable monthly, based on an annual rate of 0.75% of the Fund’s average daily managed assets. For purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2011, there were no preferred shares outstanding.

The Investment Adviser entered into a sub-advisory agreement (“Sub-Advisory Agreement”) with ING IM. Subject to policies as the Board or the Investment Adviser might determine, ING IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

ING Funds Services, LLC, a Delaware limited liability company, (the “Administrator”) serves as Administrator to the Fund. The Fund pays the Administrator for its services a fee based on an annual rate of 0.10% of the Fund’s average daily managed assets. The Investment Adviser, ING IM, and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Fund, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect its businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of each

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

entity. A change of control would result in the termination of the Fund’s advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Fund or its operations and administration.

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, leverage expenses, and extraordinary expenses (and acquired fund fees and expenses) to 1.00% of average daily managed assets. The Investment Adviser may at a later date recoup from the Fund fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments or the Fund provides written notice of the termination within 90 days of the end of the then current term or upon written termination of the Management Agreement.

Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund.

As of August 31, 2011, there are no amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser.

NOTE 4 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

As of August 31, 2011, the Fund had the following amounts recorded as payable to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$15,603	$18,133	$33,736

The Fund has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 5 — PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of investments for the six months ended August 31, 2011, excluding short-term securities, were $171,579,415 and $182,841,509, respectively.

NOTE 6 — TRANSACTIONS IN WRITTEN OPTIONS

Transactions in written OTC call options on equity indices were as follows:

	Number of Contracts	Premiums Received
Balance at 02/28/10	271,023	$2,608,803
Options Written	1,323,393	19,722,565
Options Expired	(745,571)	(9,014,126)
Options Exercised	—	—
Options Terminated in Closing Purchase Transactions	(646,743)	(8,898,373)

Balance at 08/31/11	202,102	$4,418,869

NOTE 7 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Fund and its corresponding risks, see the Fund’s most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities and Emerging Markets. The Fund makes significant investments in foreign securities and may invest up to 20% of its managed assets in securities issued by companies located in countries with emerging markets. Investments in foreign securities may entail risks not present in domestic investments. Since investments in securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments. The

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NOTE 7 — CONCENTRATION OF INVESTMENT RISKS (continued)

risks of investing in foreign securities can be intensified in the case of investments in issuers located in countries with emerging markets.

Leverage. Although the Fund has no current intention to do so, the Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Six Months Ended August 31, 2011	Year Ended February 28, 2011
Number of Shares
Reinvestment of distributions	66,109	144,848
Shares repurchased	—	—

Net increase in shares outstanding	66,109	144,848

$
Reinvestment of distributions	$871,120	$1,917,476
Shares repurchased, net of commissions	—	—

Net increase	$871,120	$1,917,476

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

The following estimated permanent tax differences have been reclassified as of the Fund’s semi-annual period ended August 31, 2011(1):

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gains / (Losses)
$(15,274,786)	$9,555,115	$5,719,671

(1)	$12,254,732 relates to distributions in excess of net investment income taxed as ordinary income due to current year earnings and profits.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Under certain conditions, federal tax regulations may also cause some or all of the return of capital to be taxed as ordinary income.

The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2011. The tax composition of dividends and distributions as of the Fund’s most recent tax year-ends was as follows:

Tax Year Ended December 31, 2010
Ordinary Income
$25,041,070

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of the tax year ended December 31, 2010 were:

Unrealized Appreciation	Capital Loss Carryforwards	Expiration Date
$20,257,648	$(30,935,937)	2017

The Fund’s major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of August 31, 2011, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — FEDERAL INCOME TAXES (continued)

the Fund. In general, the provisions of the Act will be effective for the Fund’s tax year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending February 29, 2012.

NOTE 10 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards (“IFRSs”). The ASU is

effective prospectively for interim and annual periods beginning after December 15, 2011. As of August 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2011, the Fund made a distribution of:

Per Share Amount	Declaration Date	Payable Date	Record Date
$0.335	9/15/2011	10/17/2011	10/5/2011

Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant portion of the quarterly distribution payments made by the Fund may constitute a return of capital.

The Fund has evaluated events occurring after the balance sheet date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 98.3%
	Australia: 3.6%
29,459	BHP Billiton Ltd.	$1,253,351	0.6
676,012	Other Securities	6,535,851	3.0
		7,789,202	3.6
	Austria: 0.3%
13,711	Other Securities	542,870	0.3

	Belgium: 0.1%
28,802	Other Securities	298,401	0.1

	China: 0.1%
58,500	Other Securities	160,866	0.1

	Denmark: 0.3%
6,554	Other Securities	560,540	0.3

	Finland: 0.4%
66,392	Other Securities	956,057	0.4

	France: 4.2%
18,270	Total S.A.	892,220	0.4
192,101	Other Securities	8,340,653	3.8
		9,232,873	4.2
	Germany: 3.8%
12,474	BASF AG	887,061	0.4
3,615	MAN AG	326,265	0.1
3,668	MAN SE	479,484	0.2
9,773	Siemens AG	1,005,325	0.5
165,321	Other Securities	5,648,551	2.6
		8,346,686	3.8
	Greece: 0.2%
38,620	Other Securities	331,440	0.2

	Hong Kong: 1.2%
881,670	Other Securities	2,690,766	1.2

	India: 0.0%
4,191	Other Securities	95,297	0.0

	Ireland: 0.3%
19,069	Other Securities	743,481	0.3

	Israel: 0.3%
45,932	Other Securities	618,262	0.3

	Italy: 1.1%
35,565	ENI S.p.A.	715,076	0.3
725,559	Other Securities	1,613,849	0.8
		2,328,925	1.1

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Japan: 8.5%
27,900	Toyota Motor Corp.	$1,005,106	0.4
1,501,033	Other Securities	17,670,202	8.1
		18,675,308	8.5
	Luxembourg: 0.0%
1,581	Other Securities	26,212	0.0

	Macau: 0.1%
34,400	Other Securities	107,269	0.1

	Netherlands: 1.8%
28,557	Royal Dutch Shell PLC - Class B	961,013	0.4
34,325	Royal Dutch Shell PLC - Class A	1,148,217	0.5
75,457	Other Securities	1,853,075	0.9
		3,962,305	1.8
	New Zealand: 0.1%
117,401	Other Securities	254,050	0.1

	Norway: 0.2%
23,742	Other Securities	508,620	0.2

	Portugal: 0.1%
45,143	Other Securities	283,969	0.1

	Singapore: 0.6%
253,550	Other Securities	1,364,125	0.6

	Spain: 1.7%
76,625	Banco Santander Central Hispano S.A.	707,989	0.3
38,786	Telefonica S.A.	806,362	0.4
142,059	Other Securities	2,108,810	1.0
		3,623,161	1.7
	Sweden: 1.1%
158,661	Other Securities	2,362,732	1.1

	Switzerland: 3.0%
23,274	Nestle S.A.	1,440,070	0.6
23,226	Novartis AG	1,355,215	0.6
7,055	Roche Holding AG - Genusschein	1,233,666	0.6
72,464	Other Securities	2,561,032	1.2
		6,589,983	3.0
	United Kingdom: 7.9%
19,549	Anglo American PLC	810,062	0.4
16,407	AstraZeneca PLC	776,892	0.3

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	United Kingdom: (continued)
165,579	BP PLC	$1,080,737	0.5
21,887	British American Tobacco PLC	973,788	0.4
38,976	Diageo PLC	783,151	0.4
39,865	GlaxoSmithKline PLC	848,700	0.4
140,896	HSBC Holdings PLC	1,227,205	0.6
366,407	Vodafone Group PLC	961,544	0.4
1,315,304	Other Securities	9,842,246	4.5
		17,304,325	7.9
	United States: 57.3%
36,100	Altria Group, Inc.	981,559	0.4
13,469	Amgen, Inc.	746,250	0.3
8,203	Apple, Inc.	3,156,761	1.4
34,000	AT&T, Inc.	968,320	0.4
87,640	Bank of America Corp.	716,019	0.3
21,100	Berkshire Hathaway, Inc.	1,540,300	0.7
27,942	Chevron Corp.	2,763,743	1.3
35,900	CMS Energy Corp.	707,230	0.3
21,972	Coca-Cola Co.	1,547,927	0.7
18,500	ConocoPhillips	1,259,295	0.6
13,400	Devon Energy Corp.	908,922	0.4
57,669	ExxonMobil Corp.	4,269,813	2.0
22,900	Freeport-McMoRan Copper & Gold, Inc.	1,079,506	0.5
68,016	General Electric Co.	1,109,341	0.5
2,369	Google, Inc. - Class A	1,281,534	0.6
11,489	International Business Machines Corp.	1,975,074	0.9
19,275	Johnson & Johnson	1,268,295	0.6
34,657	JPMorgan Chase & Co.	1,301,717	0.6
10,100	McDonald’s Corp.	913,646	0.4
22,627	Merck & Co., Inc.	749,406	0.3
100,362	Microsoft Corp.	2,669,629	1.2
56,175	Oracle Corp.	1,576,832	0.7
11,900	PepsiCo, Inc.	766,717	0.4
77,555	Pfizer, Inc.	1,471,994	0.7
15,070	Philip Morris International, Inc.	1,044,653	0.5
16,950	Procter & Gamble Co.	1,079,376	0.5
33,855	Verizon Communications, Inc.	1,224,535	0.6
27,767	Wal-Mart Stores, Inc.	1,477,482	0.7

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	United States: (continued)
33,671	Wells Fargo & Co.	$878,813	0 .4
2,524,197	Other Securities	84,226,711	38.4
		125,661,400	57.3
	Total Common Stock (Cost $223,179,417)	215,419,125	98.3

PREFERRED STOCK: 0.2%
	Germany: 0.2%
4,797	Other Securities	588,708	0.2
	Total Preferred Stock (Cost $642,080)	588,708	0.2
	Total Long-Term Investments (Cost $223,821,497)	216,007,833	98.5

SHORT-TERM INVESTMENTS: 3.1%
	Mutual Funds: 3.1%
6,742,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $6,742,000)	6,742,000	3.1
	Total Short-Term Investments (Cost $6,742,000)	6,742,000	3.1

	Total Investments in Securities (Cost $230,563,497)*	$222,749,833	101.6
	Liabilities in Excess of Other Assets	(3,600,885)	(1.6)

	Net Assets	$219,148,948	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of August 31, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

*	Cost for federal income tax purposes is $231,960,624.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$9,969,186
Gross Unrealized Depreciation	(19,179,977)

Net Unrealized depreciation	$(9,210,791)

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	9.6%
Consumer Staples	11.6
Energy	10.7
Financials	18.3
Health Care	10.2
Industrials	11.7
Information Technology	11.3
Materials	5 .9
Telecommunications	4 .3
Utilities	4 .9
Short-Term Investments	3 .1
Liabilities in Excess of Other Assets	(1.6)

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$7,789,202	$—	$7,789,202
Austria	—	542,870	—	542,870
Belgium	32	298,369	—	298,401
China	—	160,866	—	160,866
Denmark	—	560,540	—	560,540
Finland	—	956,057	—	956,057
France	182,189	9,050,684	—	9,232,873
Germany	659,828	7,686,858	—	8,346,686
Greece	—	331,440	—	331,440
Hong Kong	—	2,690,766	—	2,690,766
India	—	95,297	—	95,297
Ireland	690,901	52,580	—	743,481
Israel	—	618,262	—	618,262
Italy	—	2,328,925	—	2,328,925
Japan	—	18,675,308	—	18,675,308
Luxembourg	—	26,212	—	26,212
Macau	—	107,269	—	107,269
Netherlands	175,498	3,786,807	—	3,962,305
New Zealand	254,050	—	—	254,050
Norway	—	508,620	—	508,620
Portugal	—	283,969	—	283,969
Singapore	—	1,364,125	—	1,364,125
Spain	—	3,623,161	—	3,623,161
Sweden	—	2,362,732	—	2,362,732
Switzerland	319,602	6,270,381	—	6,589,983
United Kingdom	—	17,304,325	—	17,304,325
United States	125,661,400	—	—	125,661,400

Total Common Stock	127,943,500	87,475,625	—	215,419,125

Preferred Stock	—	588,708	—	588,708
Short-Term Investments	6,742,000	—	—	6,742,000

Total Investments, at value	$134,685,500	$88,064,333	$—	$222,749,833

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 2/28/2011
Other Financial Instruments+
Futures	$48,116	$—	$—	$48,116
Written Options	—	—	—	—
Forward Foreign Currency Contracts	—	118,110	—	118,110

Total Assets	$134,733,616	$88,182,443	$—	$222,916,059

Liabilities Table
Other Financial Instruments+
Futures	$(78,826)	$—	$—	$(78,826)
Written Options	—	(3,530,252)	—	(3,530,252)
Forward Foreign Currency Contracts	—	(1,603,393)	—	(1,603,393)

Total Liabilities	$(78,826)	$(5,133,645)	$—	$(5,212,471)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

At August 31, 2011 , the following forward foreign currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Swiss Franc	1,300,000	Buy	09/21/11	$1,685,525	$1,614,115	$(71,410)
JPMorgan Chase & Co.	EU Euro	3,600,000	Buy	09/21/11	5,123,376	5,169,970	46,594
JPMorgan Chase & Co.	British Pound	1,300,000	Buy	09/21/11	2,116,063	2,109,783	(6,280)
JPMorgan Chase & Co.	Japanese Yen	55,000,000	Buy	09/21/11	717,558	718,417	859

							$(30,237)

Brown Brothers Harriman & Co.	Swiss Franc	1,100,000	Sell	09/21/11	$1,314,089	$1,365,790	$(51,701)
Barclays Bank PLC	Singapore Dollar	1,800,000	Sell	09/21/11	1,462,562	1,494,774	(32,212)
Citigroup, Inc.	British Pound	13,100,000	Sell	09/21/11	21,330,782	21,260,125	70,657
Credit Suisse First Boston	EU Euro	23,600,000	Sell	09/21/11	33,785,571	33,892,026	(106,455)
Citigroup, Inc.	Japanese Yen	1,544,100,000	Sell	09/21/11	19,269,455	20,169,218	(899,763)
Brown Brothers Harriman & Co.	Australian Dollar	7,000,000	Sell	09/21/11	7,292,390	7,461,329	(168,939)
Credit Suisse First Boston	Danish Krone	4,600,000	Sell	09/21/11	884,388	886,774	(2,386)
Citigroup, Inc.	Swiss Franc	5,500,000	Sell	09/21/11	6,569,141	6,828,948	(259,807)
Credit Suisse First Boston	Swedish Krona	19,200,000	Sell	09/21/11	3,019,608	3,024,048	(4,440)

							$(1,455,046)

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on August 31, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	28	09/16/11	$2,127,720	$(78,826)
S&P 500 E-Mini	59	09/16/11	3,592,215	16,428
S&P 500 E-Mini	15	12/16/11	908,925	31,688

			$6,628,860	$(30,710)

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

ING Global Advantage and Premium Opportunity Fund Written OTC Options on August 31, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,760	UBS Warburg LLC	Call on S&P/ASX 200 Index	4,276.500	AUD	09/01/11	$158,521	$(61,867)
5,911	JPMorgan Chase & Co.	Call on Dow Jones Euro Stoxx 50	2,414.970	EUR	09/01/11	649,080	(36)
2,141	Barclays Bank PLC	Call on FTSE 100 Index	5,393.140	GBP	09/01/11	477,136	(97,533)
119,000	Citigroup, Inc.	Call on Nikkei 225 Index	9,659.180	JPY	09/01/11	312,467	—
73,290	Morgan Stanley	Call on S&P 500® Index	1,187.910	USD	09/15/11	2,821,665	(3,370,816)

		Total Written OTC Options				$4,418,869	$(3,530,252)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$118,110
Equity contracts	Net Assets- Unrealized appreciation**	48,116

Total Asset Derivatives		$166,226

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,603,393
Equity contracts	Net Assets- Unrealized depreciation*	78,826
Equity contracts	Written options, at fair value	3,530,252

Total Liability Derivatives		$5,212,471

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended August 31, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign currency related transactions*	Futures	Written options	Total
Equity contracts	$—	$208,561	$6,488,132	$6,696,693
Foreign exchange contracts	(4,792,275)	—	—	(4,792,275)

Total	$(4,792,275)	$208,561	$6,488,132	$1,904,418

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign currency related transactions*	Futures	Written options	Total
Equity contracts	$—	$(148,849)	$98,361	$(50,488)
Foreign exchange contracts	1,212,933	—	—	1,212,933

Total	$1,212,933	$(148,849)	$98,361	$1,162,445

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

Supplemental Option Information (Unaudited)

Supplemental Call Option Statistics as of August 31, 2011
% of Total Net Assets against which calls written	69.00%
Average Days to Expiration at time written	28 days
Average Call Moneyness* at time written	ATM
Premium received for calls	$4,418,869
Value of calls	$(3,530,252)

*	“Moneyness” is the term used to describe the relationship between the price of the underlying asset and the option’s exercise or strike price. For example, a call (buy) option is considered “in-the-money” when the value of the underlying asset exceeds the strike price. Conversely, a put (sell) option is considered “in-the-money” when its strike price exceeds the value of the underlying asset. Options are characterized for the purpose of Moneyness as, “in-the-money” (“ITM”), “out-of-the-money” (“OTM”) or “at-the-money” (“ATM”), where the underlying asset value equals the strike price.

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Global Advantage and Premium Opportunity Fund was held July 6, 2011, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

Proposal:

1	To elect four members of the Board of Trustees to represent the interests of the holders of Common Shares of the Fund, with all four individuals to serve as Class III Trustees, for a term of three-years, and until the election and qualification of their successors.

	Proposal*	Shares voted for	Shares voted against or withheld	Shares abstained	Total Shares Voted
Class III Trustees	J. Michael Earley	14,556,076.761	293,494.010		14,849,570.771
	Patrick W. Kenny	14,561,896.189	287,674.582		14,849,570.771
	Shaun P. Mathews	14,567,701.023	281,869.748		14,849,570.771
	Roger B. Vincent	14,562,857.694	286,713.077		14,849,570.771

*	Proposal Passed

ADDITIONAL INFORMATION (UNAUDITED)

During the period, there were no material changes in the Fund’s investment objective or policies that were not approved by the shareholders or the Fund’s charter or by-laws or in the principal risk factors associated with investment in the Fund.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting BNY (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

The Fund pays quarterly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the un-invested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2011 DISTRIBUTIONS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
March 15, 2011	April 1, 2011	April 15, 2011
June 15, 2011	July 1, 2011	July 15, 2011
September 15, 2011	October 3, 2011	October 17, 2011
December 15, 2011	December 28, 2011	January 16, 2012

Record date will be two business days after each

Ex-Dividend Date. These dates are subject to change.

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IGA).

Repurchase of Securities by Closed-End Companies

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Number of Shareholders

The approximate number of record holders of Common Stock as of August 31, 2011 was 12,637, which does not include beneficial owners of shares held in the name of brokers of other nominees.

Certifications

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on July 29, 2011 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Shareowner Services

480 Washington Boulevard Jersey City,

NJ 07310-1900

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

SAR-UIGA	(0811-102611)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY	PORTFOLIO OF INVESTMENTS
FUND	as of August 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Australia: 3.6%
13,892		AMP Ltd.	$67,620	0.0
4,129		ASX Ltd.	128,409	0.1
23,471		Australia & New Zealand Banking Group Ltd.	511,418	0.2
12,092		Bendigo Bank Ltd.	113,560	0.1
29,459		BHP Billiton Ltd.	1,253,351	0.6
64,410		Brambles Ltd.	465,847	0.2
15,389		Caltex Australia Ltd.	179,266	0.1
64,966		CFS Retail Property Trust	125,002	0.1
12,249		Commonwealth Bank of Australia	634,056	0.3
3,462		Iluka Resources Ltd.	61,430	0.0
1,674		Macquarie Group Ltd.	46,573	0.0
67,201		Metcash Ltd.	292,382	0.1
57,554		Mirvac Group	74,439	0.0
21,568		National Australia Bank Ltd.	550,125	0.3
9,238		Newcrest Mining Ltd.	397,493	0.2
127,043		OneSteel Ltd.	205,309	0.1
17,910		Origin Energy Ltd.	272,749	0.1
4,659		QBE Insurance Group Ltd.	70,537	0.0
6,459		Ramsay Health Care Ltd.	123,229	0.1
5,820		Rio Tinto Ltd.	455,159	0.2
9,351		Sonic Healthcare Ltd.	117,683	0.1
42,503		Stockland	136,374	0.1
28,746		Telstra Corp., Ltd.	93,152	0.0
1,992		Wesfarmers Ltd.	65,676	0.0
9,094		Westfield Group	79,391	0.0
29,152		Westpac Banking Corp.	645,606	0.3
2,785		Woodside Petroleum Ltd.	105,263	0.1
19,203		Woolworths Ltd.	518,103	0.2
			7,789,202	3.6

		Austria: 0.3%
12,430		OMV AG	489,829	0.2
1,281		Raiffeisen International Bank Holding AG	53,041	0.1
			542,870	0.3

		Belgium: 0.1%
22,364	@	Anheuser-Busch InBev NV	32	0.0
1,242		Anheuser-Busch InBev NV	68,555	0.0
1,592		Groupe Bruxelles Lambert S.A.	128,304	0.1
3,604		KBC Groep NV	101,510	0.0
			298,401	0.1

		China: 0.1%
58,500		BOC Hong Kong Holdings Ltd.	160,866	0.1

		Denmark: 0.3%
346		Carlsberg A/S	25,906	0.0
1,325		Coloplast A/S	198,184	0.1
2,002		Danske Bank A/S	29,560	0.0
2,881		Novo-Nordisk A/S	306,890	0.2
			560,540	0.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Finland: 0.4%
9,807		Metso OYJ	$371,528	0.2
9,063		Orion Oyj	203,776	0.1
1,011		Sampo OYJ	29,029	0.0
44,346		Stora Enso OYJ (Euro
		Denominated Security)	323,403	0.1
2,165		UPM-Kymmene OYJ	28,321	0.0
			956,057	0.4

		France: 4.2%
967		Accor S.A.	34,667	0.0
4,649		Arkema	359,509	0.2
19,422		AXA S.A.	311,725	0.1
10,244		BNP Paribas	526,912	0.2
4,600		Casino Guichard
		Perrachon S.A.	382,685	0.2
2,694		Christian Dior S.A.	390,142	0.2
10,000		Cie de Saint-Gobain	502,272	0.2
775		Cie Generale des
		Etablissements Michelin	56,716	0.0
5,372		CNP Assurances	95,034	0.0
16,172		Credit Agricole S.A.	158,107	0.1
9,674		Groupe Danone	660,288	0.3
772		Fonciere Des Regions	64,206	0.0
9,536		France Telecom S.A.	182,189	0.1
22,432		Gaz de France	704,595	0.3
2,135		L’Oreal S.A.	231,723	0.1
259		LVMH Moet Hennessy
		Louis Vuitton S.A.	43,710	0.0
5,418		Pernod-Ricard S.A.	486,210	0.2
2,146		Peugeot S.A.	65,591	0.0
696		PPR	115,817	0.1
887		Renault S.A.	36,043	0.0
8,622		Safran S.A.	333,536	0.2
8,070		Sanofi-Aventis	588,526	0.3
3,456		Schneider Electric S.A.	460,263	0.2
4,383		Scor S.A.	103,145	0.1
560		Societe BIC S.A.	54,315	0.0
8,177		Societe Generale	273,812	0.1
1,820		Sodexho Alliance S.A.	135,191	0.1
18,270		Total S.A.	892,219	0.4
1,272		Unibail	274,109	0.1
2,002		Vinci S.A.	104,461	0.1
24,889		Vivendi	605,155	0.3
			9,232,873	4.2

		Germany: 3.8%
4,270		Allianz AG	439,253	0.2
12,474		BASF AG	887,061	0.4
9,521		Bayer AG	612,280	0.3
6,268		Bayerische Motoren
		Werke AG	507,116	0.2
9,046		Commerzbank AG	26,733	0.0
2,488		DaimlerChrysler AG	134,401	0.1
10,191		Deutsche Bank AG	412,170	0.2
3,111	@	Deutsche Boerse AG	180,344	0.1
7,162		Deutsche Lufthansa AG	120,866	0.1
2,146		Deutsche Post AG	32,752	0.0
38,750		Deutsche Telekom AG	489,212	0.2
4,201		E.ON AG	91,742	0.0
901		Fresenius AG	93,087	0.0

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS
as of August 31, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany: (continued)
673	Hannover Rueckversicheru - Reg	$31,759	0.0
7,638	HeidelbergCement AG	327,843	0.2
4,415	Henkel KGaA - Vorzug	260,799	0.1
22,509	Infineon Technologies AG	191,136	0.1
4,382	Lanxess	272,615	0.1
3,615	MAN AG	326,265	0.2
3,668	MAN SE	479,484	0.2
758	Metro AG	33,372	0.0
2,125	Muenchener Rueckversicherungs AG	277,213	0.1
10,811	RWE AG	405,477	0.2
9,956	SAP AG	542,941	0.2
9,773	Siemens AG	1,005,324	0.5
3,780	Suedzucker AG	132,176	0.1
219	Volkswagen AG	33,265	0.0
		8,346,686	3.8

	Greece: 0.2%
38,620	Public Power Corp.	331,440	0.2

	Hong Kong: 1.2%
43,570	AIA Group Ltd.	153,360	0.1
6,200	ASM Pacific Technology Ltd.	64,109	0.0
43,000	Cathay Pacific Airways Ltd.	86,743	0.0
17,000	Cheung Kong Holdings Ltd.	239,599	0.1
32,000	Cheung Kong Infrastructure Holdings Ltd.	193,836	0.1
3,200	Hang Seng Bank Ltd.	47,274	0.0
5,200	Hong Kong Exchanges and Clearing Ltd.	97,508	0.0
29,500	HongKong Electric Holdings	229,106	0.1
3,000	Hutchison Whampoa Ltd.	28,832	0.0
23,000	Hysan Development Co., Ltd.	93,795	0.0
29,000	Link Real Estate
	Investment Trust	101,299	0.1
50,000	New World Development
	Ltd.	63,864	0.0
110,000	NWS Holdings Ltd.	155,903	0.1
54,000	Orient Overseas
	International Ltd.	267,930	0.1
302,000	PCCW Ltd.	129,853	0.1
77,000	SJM Holdings Ltd.	177,492	0.1
17,000	Sun Hung Kai Properties
	Ltd.	240,101	0.1
12,000	Swire Pacific Ltd.	160,439	0.1
25,000	Wharf Holdings Ltd.	159,723	0.1
		2,690,766	1.2

	India: 0.0%
4,191	Vedanta Resources PLC	95,297	0.0

	Ireland: 0.3%
9,500	Accenture PLC	509,105	0.2
2,969	CRH PLC	52,580	0.0
3,500	Ingersoll-Rand PLC	117,285	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Ireland: (continued)
3,100		XL Group PLC	$64,511	0.0
			743,481	0.3

		Israel: 0.3%
8,591		Bank Leumi Le-Israel BM	31,554	0.0
13,747		Bezeq Israeli
		Telecommunication
		Corp., Ltd.	30,164	0.0
3,908		Israel Chemicals Ltd.	56,290	0.0
43		Israel Corp., Ltd.	38,065	0.0
8,166		Mizrahi Tefahot Bank Ltd.	77,922	0.1
1,046	@	NICE Systems Ltd.	32,553	0.0
2,618		Partner Communications	28,900	0.0
7,813		Teva Phaemaceutical
		Industries Ltd.	322,814	0.2
			618,262	0.3

		Italy: 1.1%
4,972		Assicurazioni Generali
		S.p.A.	89,794	0.1
21,535		Altantia S.p.A.	346,993	0.2
105,624	@	Banca Monte dei Paschi
		di Siena S.p.A.	65,074	0.0
26,719		Enel S.p.A.	130,317	0.1
35,565		ENI S.p.A.	715,076	0.3
4,438		Exor SpA	106,034	0.1
21,332		Fiat S.p.A	132,238	0.1
48,004		Intesa Sanpaolo S.p.A.	78,129	0.0
6,389		Pirelli & C S.p.A.	53,450	0.0
828		Saipem S.p.A.	37,100	0.0
235,553		Telecom Italia S.p.A.	285,694	0.1
191,824		Telecom Italia S.p.A.
		RNC	210,145	0.1
58,341		UniCredito Italiano S.p.A.	78,881	0.0
			2,328,925	1.1
		Japan: 8.5%
9,900		Aeon Co., Ltd.	124,689	0.1
8,300		Asahi Group Holdings,
		Ltd	173,328	0.1
8,000		Bank of Kyoto Ltd.	72,190	0.0
26,000		Bank of Yokohama Ltd.	130,672	0.1
13,100		Canon, Inc.	618,169	0.3
50		Central Japan Railway
		Co.	418,071	0.2
7,900		Chubu Electric Power
		Co., Inc.	149,700	0.1
12,000		Chuo Mitsui Trust
		Holdings, Inc.	40,792	0.0
27		Dai-ichi Life Insurance
		Co., Ltd.	31,465	0.0
18,500		Daiichi Sankyo Co., Ltd.	369,990	0.2
26,500		Dainippon Sumitomo
		Pharma Co., Ltd.	270,412	0.1
1,100		Daito Trust Construction
		Co., Ltd.	101,993	0.0
10,000		Daiwa House Industry
		Co., Ltd.	124,247	0.1
800		Dena Co., Ltd.	41,723	0.0
8,181		East Japan Railway Co.	491,329	0.2
8,200		Eisai Co., Ltd.	349,979	0.2
27,000		Fuji Heavy Industries Ltd.	169,385	0.1

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS
as of August 31, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
13,100	Fuji Photo Film Co., Ltd. $	318,254	0.1
25,000	Fukuoka Financial Group, Inc.	101,069	0.0
18,000	Gunma Bank Ltd.	94,013	0.0
20,000	Hachijuni Bank Ltd.	111,288	0.1
2,970	Hakuhodo DY Holdings, Inc.	167,141	0.1
10,700	Honda Motor Co., Ltd.	348,660	0.2
10,000	Ibiden Co., Ltd.	245,139	0.1
1,800	Idemitsu Kosan Co., Ltd.	188,754	0.1
5	Inpex Holdings, Inc.	34,087	0.0
42,800	Itochu Corp.	461,964	0.2
9,000	Iyo Bank Ltd.	88,294	0.0
37	Japan Prime Realty Investment Corp.	103,293	0.0
72	Japan Retail Fund Investment Corp.	108,601	0.1
4,700	JX Holdings, Inc.	29,923	0.0
21,100	Kansai Electric Power Co., Inc.	374,869	0.2
9,300	Kao Corp.	247,067	0.1
47	KDDI Corp.	352,593	0.2
3,400	Komatsu Ltd.	90,688	0.0
13,800	Kyushu Electric Power Co., Inc.	228,956	0.1
65,000	Marubeni Corp.	412,169	0.2
3,586	Miraca Holdings, Inc.	152,506	0.1
57,000	Mitsubishi Chemical Holdings Corp.	401,275	0.2
24,200	Mitsubishi Corp.	582,295	0.3
6,000	Mitsubishi Estate Co., Ltd.	99,066	0.0
123,500	Mitsubishi UFJ Financial Group, Inc.	560,112	0.3
33,400	Mitsui & Co., Ltd.	573,061	0.3
2,497	Mitsui Fudosan Co., Ltd.	42,247	0.0
182,323	Mizuho Financial Group, Inc.	278,287	0.1
8,400	Mitsui Sumitomo Insurance Group Holdings, Inc.	196,838	0.1
300	Nintendo Co., Ltd.	52,892	0.0
25,000	Nippon Electric Glass Co., Ltd.	254,600	0.1
5,000	Nippon Meat Packers, Inc.	62,404	0.0
20,000	Nippon Yusen KK	60,786	0.0
37,163	Nishi-Nippon City Bank Ltd.	107,564	0.1
38,800	Nissan Motor Co., Ltd.	356,782	0.2
9,100	Nitto Denko Corp.	356,514	0.2
17,800	Nomura Holdings, Inc.	74,982	0.0
5,200	Nomura Real Estate Holdings, Inc.	81,856	0.0
11,700	Nomura Research
	Institute Ltd.	264,941	0.1
6,900	Nippon Telegraph & Telephone Corp.	323,064	0.2
42	NTT DoCoMo, Inc.	76,564	0.0
410	ORIX Corp.	37,236	0.0
19,400	Panasonic Corp.	206,195	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
17,800		Seven & I Holdings Co., Ltd.	$472,493	0.2
22		Seven Bank Ltd.	42,741	0.0
1,100		Shin-Etsu Chemical Co., Ltd.	55,799	0.0
1,700		Shiseido Co., Ltd.	32,556	0.0
3,000		Softbank Corp.	99,735	0.0
159,300		Sojitz Corp.	299,963	0.1
22,800		Sony Corp.	500,659	0.2
5,800		Sony Financial Holdings, Inc.	91,621	0.0
33,600		Sumitomo Corp.	440,386	0.2
2,000		Sumitomo Metal Mining Co., Ltd.	32,188	0.0
12,500		Sumitomo Mitsui Financial Group, Inc.	370,095	0.2
5,900		T&D Holdings, Inc.	121,856	0.1
1,532		Takeda Pharmaceutical Co., Ltd.	74,200	0.0
4,400		TDK Corp.	194,343	0.1
3,389		Tokio Marine Holdings, Inc.	92,507	0.0
1,200		Tokyo Electron Ltd.	57,784	0.0
11,000		TonenGeneral Sekiyu KK	126,216	0.1
67,000		Toshiba Corp.	292,380	0.1
21,200		Toyo Seikan Kaisha Ltd.	341,383	0.2
8,100		Toyoda Gosei Co., Ltd.	146,615	0.1
6,600		Toyota Industries Corp.	187,824	0.1
27,900		Toyota Motor Corp.	1,005,107	0.5
700		Uni-Charm Corp.	33,259	0.0
4,580		Yamada Denki Co., Ltd.	336,793	0.2
4,300		Yamaha Corp.	48,698	0.0
7,400		Yamato Kogyo Co., Ltd.	191,084	0.1
			18,675,308	8.5
		Luxembourg: 0.0%
1,581		Tenaris S.A.	26,212	0.0
		Macau: 0.1%
34,400	@	Sands China Ltd.	107,269	0.1
		Netherlands: 1.8%
8,195		ASML Holding NV	288,723	0.1
4,863		Delta Lloyd NV	88,673	0.0
4,126		Heineken Holding NV	175,498	0.1
6,703		Koninklijke DSM NV	335,800	0.2
24,678		Koninklijke KPN NV	348,998	0.2
13,403		Reed Elsevier NV	158,187	0.1
28,557		Royal Dutch Shell PLC - Class B	961,013	0.4
34,325		Royal Dutch Shell PLC - Class A	1,148,217	0.5
13,489		Unilever NV	457,196	0.2
			3,962,305	1.8
		New Zealand: 0.1%
117,401		Telecom Corp. of New
		Zealand Ltd.	254,050	0.1
		Norway: 0.2%
3,571		DnB NOR ASA	43,133	0.0
16,811		Telenor ASA	280,626	0.1

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY	PORTFOLIO OF INVESTMENTS
FUND	as of August 31, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Norway: (continued)
3,360	Yara International ASA	$184,861	0.1
		508,620	0.2

	Portugal: 0.1%
27,974	Banco Espirito Santo S.A.	93,566	0.0
4,248	Jeronimo Martins	79,171	0.0
12,921	Portugal Telecom SGPS S.A.	111,232	0.1
		283,969	0.1

	Singapore: 0.6%
60,550	Ascendas Real Estate Investment Trust	106,615	0.1
22,000	DBS Group Holdings Ltd.	242,140	0.1
64,000	Golden Agri-Resources Ltd.	35,055	0.0
8,000	Jardine Cycle & Carriage Ltd.	297,726	0.1
30,000	Oversea-Chinese Banking Corp.	218,229	0.1
13,000	SembCorp Industries Ltd.	46,554	0.0
4,000	Singapore Airlines Ltd.	36,651	0.0
15,000	United Overseas Bank Ltd.	231,083	0.1
21,000	United Overseas Land Ltd.	79,744	0.1
16,000	Wilmar International Ltd.	70,328	0.0
		1,364,125	0.6

	Spain: 1.7%
840	ACS Actividades de Construccion y Servicios S.A.	34,412	0.0
76,625	Banco Santander Central Hispano S.A.	707,989	0.3
45,635	Banco Bilbao Vizcaya Argentaria S.A.	414,073	0.2
26,868	Criteria Caixacorp S.A.	136,857	0.1
3,206	Ferrovial SA	40,056	0.0
5,748	Inditex S.A.	488,496	0.2
34,350	Corp. Mapfre S.A.	117,564	0.1
7,173	Red Electrica de Espana	352,434	0.2
18,239	Repsol YPF S.A.	524,918	0.2
38,786	Telefonica S.A.	806,362	0.4
		3,623,161	1.7

	Sweden: 1.1%
22,626	Atlas Copco AB - Class A	509,853	0.2
22,679	Boliden AB	311,428	0.1
32,479	Telefonaktiebolaget LM Ericsson	364,501	0.2
4,667	Getinge AB	120,460	0.1
2,415	Hexagon AB	40,800	0.0
8,321	Industrivarden AB	102,640	0.0
8,395	Investor AB	165,229	0.1
12,911	Nordea Bank AB	118,962	0.1
2,453	Sandvik AB	32,614	0.0
4,646	SKF AB - B Shares	109,429	0.1
1,535	Svenska Handelsbanken AB	42,055	0.0
2,514	Swedbank AB	34,562	0.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
33,020		Volvo AB - B Shares	$410,199	0.2
			2,362,732	1.1
		Switzerland: 3.0%
4,425		ABB Ltd.	94,373	0.0
3,400		ACE Ltd.	219,572	0.1
2,293		Adecco S.A.	106,794	0.0
3,808		Aryzta AG	180,146	0.1
5,581		Compagnie Financiere Richemont S.A.	322,658	0.1
12,135		Credit Suisse Group	347,980	0.2
7,316		GAM Holding AG	108,383	0.1
23,274		Nestle S.A.	1,440,069	0.7
23,226		Novartis AG	1,355,215	0.6
7,055		Roche Holding AG - Genusschein	1,233,666	0.6
486		Swatch Group AG - BR	221,106	0.1
775		Swiss Life Holding	106,574	0.0
1,907		Swiss Re Ltd.	100,030	0.0
28,845		UBS AG - Reg	417,056	0.2
1,493		Zurich Financial Services AG	336,361	0.2
			6,589,983	3.0
		United Kingdom: 7.9%
19,549		Anglo American PLC	810,063	0.4
16,407		AstraZeneca PLC	776,892	0.4
7,506	@	Autonomy Corp. PLC	306,353	0.1
37,179		Aviva PLC	204,877	0.1
13,103		BAE Systems PLC	58,468	0.0
25,363		Balfour Beatty PLC	102,728	0.0
109,809		Barclays PLC	303,403	0.1
16,802		BG Group PLC	362,346	0.2
16,275		BHP Billiton PLC	553,931	0.3
165,579		BP PLC	1,080,737	0.5
21,887		British American Tobacco PLC	973,788	0.4
14,738		British Land Co. PLC	128,704	0.1
119,734		BT Group PLC	332,078	0.1
7,851		Burberry Group PLC	175,096	0.1
14,922		Centrica PLC	72,302	0.0
49,566		Compass Group PLC	442,043	0.2
38,976		Diageo PLC	783,151	0.4
27,517		Experian Group Ltd.	313,632	0.1
39,865		GlaxoSmithKline PLC	848,700	0.4
140,896		HSBC Holdings PLC	1,227,205	0.6
16,256		ICAP PLC	125,461	0.1
16,706		Imperial Tobacco Group PLC	552,653	0.3
8,672		Inmarsat PLC	66,143	0.0
5,592		Investec PLC	39,164	0.0
4,803		Kazakhmys PLC	84,622	0.0
5,076		Land Securities Group PLC	60,637	0.0
99,284		Legal & General Group
		PLC	169,006	0.1
281,770	@	Lloyds TSB Group PLC	153,695	0.1
5,965		London Stock Exchange Group PLC	88,928	0.0
34,937		Man Group PLC	126,536	0.1

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY	PORTFOLIO OF INVESTMENTS
FUND	as of August 31, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
6,120	Marks & Spencer Group PLC	$31,993	0.0
40,298	National Grid PLC	405,988	0.2
66,717	Old Mutual PLC	129,542	0.1
20,765	Pearson PLC	375,321	0.2
9,734	Petrofac Ltd.	215,703	0.1
14,153	Prudential PLC	142,568	0.1
5,667	Reckitt Benckiser PLC	300,606	0.1
29,004	Resolution Ltd.	125,423	0.1
10,298	Rio Tinto PLC	627,749	0.3
24,235	Royal & Sun Alliance Insurance Group	45,111	0.0
12,540	SABMiller PLC	453,688	0.2
16,682	Scottish & Southern Energy PLC	351,333	0.2
2,464	Shire PLC	79,378	0.0
19,191	Smith & Nephew PLC	195,121	0.1
14,922	Smiths Group PLC	240,587	0.1
18,570	Standard Chartered PLC	421,865	0.2
17,910	Tesco PLC	110,085	0.0
11,686	TUI Travel PLC	28,990	0.0
2,311	Unilever PLC	77,547	0.0
366,407	Vodafone Group PLC	961,544	0.4
5,344	Weir Group PLC	166,591	0.1
1,388	Whitbread PLC	33,861	0.0
1,279	Wolseley PLC	33,152	0.0
24,600	Xstrata PLC	427,237	0.2
		17,304,325	7.9

	United States: 57.3%
800	3M Co.	66,384	0.0
7,901	Abbott Laboratories	414,882	0.2
1,000	Abercrombie & Fitch Co.	63,610	0.0
7,100	Adobe Systems, Inc.	179,204	0.1
10,000	Advanced Micro Devices, Inc.	68,300	0.0
12,900	AES Corp.	140,094	0.1
10,911	Aetna, Inc.	436,767	0.2
6,378	Aflac, Inc.	240,578	0.1
5,100	Agilent Technologies, Inc.	188,037	0.1
600	Air Products & Chemicals, Inc.	49,122	0.0
600	AK Steel Holding Corp.	5,394	0.0
7,200	Akamai Technologies, Inc.	157,968	0.1
5,300	Alcoa, Inc.	67,893	0.0
500	Allegheny Technologies, Inc.	25,060	0.0
900	Allergan, Inc.	73,629	0.0
5,000	Allstate Corp.	131,150	0.1
1,202	Alpha Natural Resources, Inc.	39,750	0.0
5,600	Altera Corp.	203,784	0.1
36,100	Altria Group, Inc.	981,559	0.5
2,100	Amazon.com, Inc.	452,109	0.2
3,000	Ameren Corp.	90,780	0.0
5,700	American Electric Power Co., Inc.	220,191	0.1
5,300	American Express Co.	263,463	0.1
3,300	American International Group, Inc.	83,589	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
2,300	American Tower Corp.	$123,878	0.1
7,700	Ameriprise Financial, Inc.	351,890	0.2
6,352	AmerisourceBergen Corp.	251,412	0.1
13,469	Amgen, Inc.	746,250	0.3
1,300	Amphenol Corp.	61,074	0.0
3,300	Anadarko Petroleum Corp.	243,375	0.1
8,900	Analog Devices, Inc.	293,878	0.1
3,300	AON Corp.	154,209	0.1
3,500	Apache Corp.	360,745	0.2
3,100	Apartment Investment & Management Co.	82,367	0.0
800	Apollo Group, Inc. - Class A	37,460	0.0
8,203	Apple, Inc.	3,156,761	1.4
1,058	Applied Materials, Inc.	11,977	0.0
20,166	Archer-Daniels-Midland Co.	574,328	0.3
12,400	Assurant, Inc.	436,108	0.2
34,000	AT&T, Inc.	968,320	0.4
7,100	Autodesk, Inc.	200,220	0.1
2,800	Automatic Data Processing, Inc.	140,084	0.1
8,400	Autonation, Inc.	339,192	0.2
500	Autozone, Inc.	153,500	0.1
898	AvalonBay Communities, Inc.	122,469	0.1
13,809	Avery Dennison Corp.	401,980	0.2
1,300	Baker Hughes, Inc.	79,443	0.0
87,640	Bank of America Corp.	716,019	0.3
15,500	Bank of New York Mellon Corp.	320,385	0.2
2,151	Baxter International, Inc.	120,413	0.1
6,600	BB&T Corp.	147,114	0.1
3,600	Becton Dickinson & Co.	292,968	0.1
500	Bed Bath & Beyond, Inc.	28,430	0.0
21,100	Berkshire Hathaway, Inc.	1,540,300	0.7
300	Best Buy Co., Inc.	7,677	0.0
1,100	Big Lots, Inc.	37,290	0.0
1,000	Biogen Idec, Inc.	94,200	0.0
600	Blackrock, Inc.	98,850	0.1
7,100	BMC Software, Inc.	288,331	0.1
5,400	Boeing Co.	361,044	0.2
341	Boston Properties, Inc.	35,563	0.0
8,200	Bristol-Myers Squibb Co.	243,950	0.1
5,000	Broadcom Corp.	178,250	0.1
4,369	Brown-Forman Corp.	313,476	0.1
3,392	CA, Inc.	71,198	0.0
400	Cablevision Systems Corp.	7,224	0.0
500	Cabot Oil & Gas Corp.	37,930	0.0
200	Cameron International Corp.	10,392	0.0
1,964	Campbell Soup Co.	62,593	0.0
4,100	Capital One Financial Corp.	188,805	0.1
4,600	Cardinal Health, Inc.	195,500	0.1
500	Carmax, Inc.	14,055	0.0
3,700	Carnival Corp.	122,211	0.1
5,100	Caterpillar, Inc.	464,100	0.2

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY	PORTFOLIO OF INVESTMENTS
FUND	as of August 31, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
1,900	CB Richard Ellis Group, Inc.	$28,804	0.0
18,700	CBS Corp. - Class B	468,435	0.2
2,900	Celgene Corp.	172,463	0.1
4,000	CenterPoint Energy, Inc.	80,040	0.0
11,728	CenturyTel, Inc.	423,967	0.2
3,800	Cephalon, Inc.	306,432	0.1
100	Cerner Corp.	6,596	0.0
2,800	CF Industries Holdings, Inc.	511,896	0.2
6,900	Charles Schwab Corp.	85,077	0.0
4,300	Chesapeake Energy Corp.	139,277	0.1
27,942	Chevron Corp.	2,763,743	1.3
300	Chipotle Mexican Grill, Inc.	94,011	0.0
2,900	Chubb Corp.	179,481	0.1
7,900	Cigna Corp.	369,246	0.2
1,100	Cincinnati Financial Corp.	30,712	0.0
9,292	Cisco Systems, Inc.	145,699	0.1
21,300	Citigroup, Inc.	661,365	0.3
1,900	Citrix Systems, Inc.	114,817	0.1
1,600	Cliffs Natural Resources, Inc.	132,560	0.1
800	Clorox Co.	55,760	0.0
428	CME Group, Inc.	114,327	0.1
35,900	CMS Energy Corp.	707,230	0.3
5,000	Coach, Inc.	281,100	0.1
21,972	Coca-Cola Co.	1,547,927	0.7
14,782	Coca-Cola Enterprises, Inc.	408,279	0.2
1,500	Cognizant Technology Solutions Corp.	95,175	0.0
3,900	Colgate-Palmolive Co.	350,883	0.2
24,055	Comcast Corp. – Class A	517,423	0.2
800	Computer Sciences Corp.	24,528	0.0
7,100	Compuware Corp.	60,066	0.0
5,500	ConAgra Foods, Inc.	134,310	0.1
18,500	ConocoPhillips	1,259,295	0.6
1,900	Consol Energy, Inc.	86,754	0.0
2,300	Consolidated Edison, Inc.	129,283	0.1
11,900	Constellation Brands, Inc.	235,263	0.1
1,900	Constellation Energy Group, Inc.	73,131	0.0
3,800	Corning, Inc.	57,114	0.0
3,100	Costco Wholesale Corp.	243,474	0.1
300	Coventry Health Care, Inc.	9,864	0.0
300	CR Bard, Inc.	28,578	0.0
21,789	CSX Corp.	478,051	0.2
1,400	Cummins, Inc.	130,088	0.1
16,200	CVS Caremark Corp.	581,742	0.3
4,288	Danaher Corp.	196,433	0.1
1,100	Darden Restaurants, Inc.	52,910	0.0
6,300	DaVita, Inc.	463,554	0.2
800	Dean Foods Co.	6,912	0.0
3,000	Deere & Co.	242,460	0.1
34,900	Dell, Inc.	518,789	0.2
7,000	Denbury Resources, Inc.	111,650	0.1
13,400	Devon Energy Corp.	908,922	0.4
8,700	DeVry, Inc.	384,366	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
3,200	Diamond Offshore Drilling	$203,936	0.1
2,400	DIRECTV	105,528	0.1
24,000	Discover Financial Services	603,840	0.3
5,100	Discovery Communications, Inc. - Class A	215,628	0.1
4,900	Dominion Resources, Inc.	238,826	0.1
2,550	Dover Corp.	146,676	0.1
2,000	Dow Chemical Co.	56,900	0.0
3,100	D.R. Horton, Inc.	32,612	0.0
1,431	Dr. Pepper Snapple Group, Inc.	55,065	0.0
3,890	DTE Energy Co.	196,678	0.1
11,400	Duke Energy Corp.	215,574	0.1
18,100	E*Trade Financial Corp.	223,716	0.1
1,600	Eastman Chemical Co.	132,368	0.1
8,800	Eaton Corp.	377,960	0.2
10,316	eBay, Inc.	318,455	0.2
2,800	Edison International	104,132	0.1
2,400	Edwards Lifesciences Corp.	181,080	0.1
8,100	EI Du Pont de Nemours & Co.	390,987	0.2
6,544	El Paso Corp.	125,252	0.1
3,000	Electronic Arts, Inc.	67,740	0.0
16,700	Eli Lilly & Co.	626,417	0.3
5,350	EMC Corp.	120,857	0.1
6,448	Emerson Electric Co.	300,154	0.1
1,600	Entergy Corp.	104,336	0.1
1,300	EOG Resources, Inc.	120,367	0.1
1,000	EQT Corp.	59,820	0.0
6,865	Equifax, Inc.	221,945	0.1
700	Equity Residential	42,826	0.0
1,300	Estee Lauder Cos., Inc.	126,958	0.1
5,700	Exelon Corp.	245,784	0.1
400	Expedia, Inc.	12,124	0.0
800	Expeditors International Washington, Inc.	36,400	0.0
3,600	Express Scripts, Inc.	168,984	0.1
57,669	ExxonMobil Corp.	4,269,813	2.0
600	F5 Networks, Inc.	48,972	0.0
3,504	Family Dollar Stores, Inc.	187,079	0.1
300	Fastenal Co.	10,044	0.0
8,300	Federated Investors, Inc.	146,993	0.1
2,800	FedEx Corp.	220,416	0.1
2,293	Fidelity National Information Services, Inc.	64,617	0.0
2,226	Fifth Third Bancorp.	23,640	0.0
1,000	First Horizon National Corp.	7,040	0.0
907	First Solar, Inc.	90,682	0.0
10,000	FirstEnergy Corp.	442,500	0.2
1,072	Fiserv, Inc.	59,850	0.0
600	Flowserve Corp.	56,604	0.0
5,700	Fluor Corp.	346,104	0.2
1,900	FMC Corp.	144,267	0.1
200	FMC Technologies, Inc.	8,892	0.0
41,000	Ford Motor Co.	455,920	0.2
2,000	Forest Laboratories, Inc.	68,480	0.0
6,200	Fortune Brands, Inc.	354,144	0.2

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY	PORTFOLIO OF INVESTMENTS
FUND	as of August 31, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
3,200	Franklin Resources, Inc.	$383,744	0.2
22,900	Freeport-McMoRan Copper & Gold, Inc.	1,079,506	0.5
4,300	Frontier Communications Corp.	32,207	0.0
400	Gannett Co., Inc.	4,620	0.0
770	Gap, Inc.	12,720	0.0
4,500	General Dynamics Corp.	288,360	0.1
68,016	General Electric Co.	1,109,341	0.5
5,738	General Mills, Inc.	217,528	0.1
800	Genuine Parts Co.	44,016	0.0
6,300	Genworth Financial, Inc.	43,533	0.0
14,900	Gilead Sciences, Inc.	594,287	0.3
3,705	Goldman Sachs Group, Inc.	430,595	0.2
2,600	Goodrich Corp.	231,868	0.1
3,900	Goodyear Tire & Rubber Co.	48,594	0.0
2,369	Google, Inc. - Class A	1,281,534	0.6
2,100	H&R Block, Inc.	31,752	0.0
500	Halliburton Co.	22,185	0.0
2,100	Harley-Davidson, Inc.	81,186	0.0
7,200	Harman International Industries, Inc.	260,568	0.1
11,300	Hartford Financial Services Group, Inc.	216,282	0.1
5,700	Hasbro, Inc.	220,818	0.1
10,366	HCP, Inc.	386,445	0.2
5,357	Health Care Real Estate Investment Trust, Inc.	272,993	0.1
4,100	Helmerich & Payne, Inc.	233,782	0.1
1,576	Hershey Co.	92,432	0.0
7,200	Hess Corp.	427,248	0.2
14,709	Hewlett-Packard Co.	382,875	0.2
3,300	HJ Heinz Co.	173,712	0.1
9,600	Home Depot, Inc.	320,448	0.2
13,000	Honeywell International, Inc.	621,530	0.3
16,800	Hormel Foods Corp.	463,848	0.2
600	Hospira, Inc.	27,720	0.0
14,300	Host Hotels & Resorts, Inc.	169,169	0.1
1,181	Hudson City Bancorp., Inc.	7,334	0.0
6,833	Humana, Inc.	530,514	0.2
39,900	Huntington Bancshares, Inc.	200,697	0.1
11,489	International Business Machines Corp.	1,975,074	0.9
3,581	Illinois Tool Works, Inc.	166,660	0.1
5,391	Integrys Energy Group, Inc.	269,927	0.1
25,702	Intel Corp.	517,381	0.2
3,800	IntercontinentalExchange, Inc.	448,210	0.2
1,083	International Flavors & Fragrances, Inc.	62,836	0.0
2,500	International Game Technology	38,150	0.0
800	Interpublic Group of Cos., Inc.	6,904	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
4,600	Intuit, Inc.	$226,918	0.1
4,251	Invesco Ltd.	77,793	0.0
6,986	ITT Corp.	330,717	0.2
500	Jabil Circuit, Inc.	8,425	0.0
4,700	Jacobs Engineering Group, Inc.	175,028	0.1
20,100	Janus Capital Group, Inc.	146,730	0.1
400	JC Penney Co., Inc.	10,652	0.0
1,100	JM Smucker Co.	79,299	0.0
19,275	Johnson & Johnson	1,268,295	0.6
9,000	Johnson Controls, Inc.	286,920	0.1
700	Joy Global, Inc.	58,415	0.0
34,657	JPMorgan Chase & Co.	1,301,717	0.6
4,400	Juniper Networks, Inc.	92,092	0.0
2,400	Kellogg Co.	130,368	0.1
73,100	Keycorp	485,384	0.2
6,645	Kimberly-Clark Corp.	459,568	0.2
2,600	Kimco Realty Corp.	46,020	0.0
900	KLA-Tencor Corp.	33,012	0.0
4,000	Kohl’s Corp.	185,360	0.1
11,900	Kraft Foods, Inc.	416,738	0.2
8,700	Kroger Co.	204,972	0.1
2,300	L-3 Communications Holdings, Inc.	155,986	0.1
1,200	Laboratory Corp. of America Holdings	100,236	0.1
9,000	Legg Mason, Inc.	256,230	0.1
2,400	Leggett & Platt, Inc.	53,256	0.0
1,400	Lennar Corp.	20,580	0.0
2,600	Leucadia National Corp.	77,038	0.0
10,100	Lexmark International, Inc.	322,796	0.2
7,100	Life Technologies Corp.	298,200	0.1
2,900	Lincoln National Corp.	60,175	0.0
14,200	Linear Technology Corp.	406,546	0.2
8,440	Lockheed Martin Corp.	626,164	0.3
4,200	Loews Corp.	158,004	0.1
1,398	Lorillard, Inc.	155,765	0.1
14,500	Lowe’s Cos., Inc.	288,985	0.1
11,600	LSI Logic Corp.	78,996	0.0
1,600	Limited Brands, Inc.	60,384	0.0
3,400	M&T Bank Corp.	258,638	0.1
2,296	Macy’s, Inc.	59,581	0.0
18,700	Marathon Oil Corp.	503,404	0.2
3,150	Marathon Petroleum Corp.	116,739	0.1
2,600	Marriott International, Inc.	76,128	0.0
4,200	Marsh & McLennan Cos., Inc.	124,824	0.1
3,800	Masco Corp.	33,706	0.0
1,804	Mastercard, Inc.	594,797	0.3
13,900	Mattel, Inc.	373,493	0.2
12,400	McCormick & Co., Inc.	592,596	0.3
10,100	McDonald’s Corp.	913,646	0.4
1,700	McGraw-Hill Cos., Inc.	71,587	0.0
6,489	McKesson Corp.	518,666	0.2
1,325	Mead Johnson Nutrition Co.	94,406	0.0
4,805	Medco Health Solutions, Inc.	260,143	0.1
2,600	Medtronic, Inc.	91,182	0.0

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY	PORTFOLIO OF INVESTMENTS
FUND	as of August 31, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
22,627	Merck & Co., Inc.	$749,406	0.3
6,800	Metlife, Inc.	228,480	0.1
9,100	MetroPCS Communications, Inc.	101,556	0.1
900	Microchip Technology, Inc.	29,538	0.0
9,300	Micron Technology, Inc.	54,963	0.0
100,362	Microsoft Corp.	2,669,629	1.2
11,200	Molson Coors Brewing Co.	490,000	0.2
954	Monsanto Co.	65,759	0.0
800	Monster Worldwide, Inc.	7,552	0.0
6,900	Moody’s Corp.	212,727	0.1
10,000	Morgan Stanley	175,000	0.1
2,328	Motorola Solutions, Inc.	97,986	0.0
1,600	Murphy Oil Corp.	85,728	0.0
6,400	Mylan Laboratories	132,864	0.1
10,200	Nabors Industries Ltd.	188,088	0.1
400	Nasdaq Stock Market, Inc.	9,476	0.0
240	National Oilwell Varco, Inc.	15,869	0.0
200	National Semiconductor Corp.	4,980	0.0
3,510	NetApp, Inc.	132,046	0.1
1,600	NetFlix, Inc.	376,016	0.2
13,700	Newell Rubbermaid, Inc.	189,608	0.1
1,900	Newfield Exploration Co.	96,995	0.0
2,444	Newmont Mining Corp.	153,043	0.1
13,300	News Corp. - Class A	229,691	0.1
4,500	NextEra Energy, Inc.	255,240	0.1
1,800	Nike, Inc.	155,970	0.1
1,800	NiSource, Inc.	38,448	0.0
200	Noble Corp.	6,752	0.0
858	Noble Energy, Inc.	75,813	0.0
2,791	Norfolk Southern Corp.	188,895	0.1
4,500	Northeast Utilities	156,150	0.1
3,300	Northern Trust Corp.	126,819	0.1
10,200	Northrop Grumman Corp.	557,124	0.3
100	Novellus Systems, Inc.	2,797	0.0
2,467	NRG Energy, Inc.	57,826	0.0
1,600	Nucor Corp.	57,728	0.0
500	Nvidia Corp.	6,655	0.0
1,900	NYSE Euronext	51,832	0.0
6,000	Occidental Petroleum
	Corp.	520,440	0.2
1,700	Omnicom Group	68,935	0.0
800	Oneok, Inc.	56,720	0.0
56,175	Oracle Corp.	1,576,832	0.7
900	O’Reilly Automotive, Inc.	58,392	0.0
9,400	Paccar, Inc.	353,722	0.2
1,938	Pall Corp.	99,090	0.1
8,700	Parker Hannifin Corp.	638,841	0.3
2,000	Patterson Cos., Inc.	58,440	0.0
2,200	Paychex, Inc.	59,356	0.0
3,900	Peabody Energy Corp.	190,320	0.1
2,800	Pepco Holdings, Inc.	54,544	0.0
11,900	PepsiCo, Inc.	766,717	0.4
22,400	PerkinElmer, Inc.	512,288	0.2
77,555	Pfizer, Inc.	1,471,994	0.7
14,300	Pacific Gas & Electric Co.	605,605	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
15,070	Philip Morris International, Inc.	$1,044,652	0.5
6,400	Pinnacle West Capital Corp.	283,136	0.1
600	Pioneer Natural Resources Co.	46,902	0.0
2,100	Pitney Bowes, Inc.	42,651	0.0
100	Plum Creek Timber Co., Inc.	3,797	0.0
3,200	PNC Financial Services Group, Inc.	160,448	0.1
4,900	PPL Corp.	141,512	0.1
815	Praxair, Inc.	80,269	0.0
1,000	Precision Castparts Corp.	163,850	0.1
400	Priceline.com, Inc.	214,904	0.1
3,200	Principal Financial Group, Inc.	81,152	0.0
16,950	Procter & Gamble Co.	1,079,376	0.5
2,500	Progress Energy, Inc.	122,000	0.1
6,200	Progressive Corp.	118,916	0.1
16,246	ProLogis, Inc.	442,379	0.2
7,000	Prudential Financial, Inc.	351,470	0.2
4,700	Public Service Enterprise Group, Inc.	160,411	0.1
800	Public Storage, Inc.	98,984	0.1
3,700	Pulte Homes, Inc.	17,760	0.0
1,700	QEP Resources, Inc.	59,857	0.0
6,505	Qualcomm, Inc.	334,747	0.2
2,300	Quanta Services, Inc.	44,137	0.0
1,700	Quest Diagnostics	85,119	0.0
200	Ralph Lauren Corp.	27,422	0.0
900	Range Resources Corp.	58,284	0.0
10,400	Raytheon Co.	449,592	0.2
4,093	Red Hat, Inc.	161,837	0.1
55,300	Regions Financial Corp.	251,062	0.1
10,600	Reynolds American, Inc.	398,242	0.2
1,100	Rockwell Automation, Inc.	70,543	0.0
6,407	Rockwell Collins, Inc.	323,297	0.2
2,000	Roper Industries, Inc.	153,900	0.1
3,900	Ross Stores, Inc.	298,448	0.1
5,300	Rowan Cos., Inc.	191,171	0.1
22,600	RR Donnelley & Sons Co.	344,650	0.2
9,300	Ryder System, Inc.	437,844	0.2
21,300	Safeway, Inc.	390,429	0.2
29,800	SAIC, Inc.	447,000	0.2
500	Salesforce.com, Inc.	64,375	0.0
5,400	Sandisk Corp.	197,910	0.1
6,400	Sara Lee Corp.	115,456	0.1
1,532	SCANA Corp.	61,617	0.0
7,005	Schlumberger Ltd.	547,231	0.3
5,200	Scripps Networks Interactive - Class A	222,820	0.1
11,800	Sealed Air Corp.	217,356	0.1
8,600	Sempra Energy	451,672	0.2
3,500	Sigma-Aldrich Corp.	225,365	0.1
662	Simon Property Group, Inc.	77,785	0.0
19,400	SLM Corp.	266,362	0.1
3,600	Snap-On, Inc.	190,476	0.1
7,300	Southern Co.	301,928	0.1
2,700	Southwest Airlines Co.	23,274	0.0

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY	PORTFOLIO OF INVESTMENTS
FUND	as of August 31, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
1,800	Southwestern Energy Co.	$68,310	0.0
4,000	Spectra Energy Corp.	103,880	0.1
4,800	Sprint Nextel Corp.	18,048	0.0
1,200	St. Jude Medical, Inc.	54,648	0.0
1,500	Stanley Black & Decker, Inc.	92,970	0.0
1,400	Staples, Inc.	20,636	0.0
6,327	Starbucks Corp.	244,349	0.1
2,800	Starwood Hotels & Resorts Worldwide, Inc.	124,768	0.1
2,923	State Street Corp.	103,825	0.1
2,854	Stericycle, Inc.	250,324	0.1
10,600	Sunoco, Inc.	404,284	0.2
27,400	SunTrust Bank	545,260	0.3
1,700	Supervalu, Inc.	13,549	0.0
13,100	Symantec Corp.	224,665	0.1
13,500	Sysco Corp.	377,055	0.2
7,500	T. Rowe Price Group, Inc.	401,100	0.2
1,208	Target Corp.	62,417	0.0
2,300	TECO Energy, Inc.	42,090	0.0
200	Tenet Healthcare Corp.	1,056	0.0
1,593	Teradata Corp.	83,409	0.0
8,238	Teradyne, Inc.	99,680	0.1
15,800	Tesoro Corp.	380,148	0.2
1,100	Texas Instruments, Inc.	28,831	0.0
3,186	Thermo Fisher Scientific, Inc.	175,007	0.1
4,100	Tiffany & Co.	295,036	0.1
10,000	Time Warner Cable, Inc.	655,000	0.3
1,600	Time Warner, Inc.	50,656	0.0
500	Titanium Metals Corp.	8,015	0.0
700	TJX Cos., Inc.	38,234	0.0
6,650	Torchmark Corp.	254,097	0.1
20,000	Total System Services, Inc.	363,000	0.2
4,476	Travelers Cos., Inc.	225,859	0.1
2,200	Tyco International Ltd.	91,476	0.0
22,000	Tyson Foods, Inc.	384,340	0.2
4,300	Union Pacific Corp.	396,331	0.2
800	United Parcel Service, Inc. - Class B	53,912	0.0
700	United States Steel Corp.	21,084	0.0
7,733	United Technologies Corp.	574,175	0.3
13,095	UnitedHealth Group, Inc.	622,274	0.3
1,998	UnumProvident Corp.	47,033	0.0
300	Urban Outfitters, Inc.	7,853	0.0
4,420	US Bancorp.	102,588	0.1
28,700	Valero Energy Corp.	652,064	0.3
1,600	Varian Medical Systems, Inc.	91,136	0.0
637	Ventas, Inc.	34,067	0.0
8,400	VeriSign, Inc.	261,660	0.1
33,855	Verizon Communications, Inc.	1,224,535	0.6
4,133	VF Corp.	483,809	0.2
943	Viacom - Class B	45,490	0.0
5,800	Visa, Inc.	509,704	0.2
4,147	Vornado Realty Trust	356,269	0.2
1,700	Vulcan Materials Co.	59,551	0.0
6,900	Walgreen Co.	242,949	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
27,767	Wal-Mart Stores, Inc.	$1,477,482	0.7
9,700	Walt Disney Co.	330,382	0.2
300	Washington Post	106,728	0.1
4,755	Waste Management, Inc.	157,105	0.1
1,167	Waters Corp.	93,208	0.0
3,400	Watson Pharmaceuticals, Inc.	228,208	0.1
7,400	WellPoint, Inc.	468,420	0.2
33,671	Wells Fargo & Co.	878,813	0.4
14,500	Western Digital Corp.	427,605	0.2
27,700	Western Union Co.	457,604	0.2
2,300	Weyerhaeuser Co.	41,469	0.0
1,100	Whirlpool Corp.	68,959	0.0
1,500	Whole Foods Market, Inc.	99,045	0.1
5,400	Williams Cos., Inc.	145,746	0.1
10,230	Windstream Corp.	129,921	0.1
1,696	Wisconsin Energy Corp.	53,661	0.0
2,700	WW Grainger, Inc.	416,070	0.2
1,400	Wyndham Worldwide Corp.	45,472	0.0
2,562	Wynn Resorts Ltd.	396,393	0.2
17,200	Xcel Energy, Inc.	424,324	0.2
10,700	Xerox Corp.	88,810	0.0
1,000	Xilinx, Inc.	31,140	0.0
6,400	Yahoo!, Inc.	87,072	0.0
9,500	Yum! Brands, Inc.	516,515	0.2
600	Zimmer Holdings, Inc.	34,134	0.0
18,600	Zions Bancorp.	324,384	0.2
		125,661,400	57.3

	Total Common Stock (Cost $223,179,417)	215,419,125	98.3

PREFERRED STOCK: 0.2%
	Germany: 0.2%
1,576	RWE AG	53,220	0.0
3,221	Volkswagen AG	535,488	0.2
	Total Preferred Stock (Cost $642,080)	588,708	0.2

	Total Long-Term Investments (Cost $223,821,497)	216,007,833	98.5

SHORT-TERM INVESTMENTS: 3.1%
		Mutual Funds: 3.1%
6,742,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $6,742,000)	6,742,000	3.1

	Total Short-Term Investments (Cost $6,742,000)	6,742,000	3.1

	Total Investments in Securities (Cost $230,563,497)*	$222,749,833	101.6
	Liabilities in Excess of Other Assets	(3,600,885)	(1.6)

	Net Assets	$219,148,948	100.0

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY	PORTFOLIO OF INVESTMENTS
FUND	as of August 31, 2011 (Unaudited) (Continued)

(3,600,885)	(1.6)

@	Non-income producing security

*	Cost for federal income tax purposes is $231,960,624.

	Net unrealized depreciation consists of:

	Gross Unrealized Appreciation	$9,969,186
	Gross Unrealized Depreciation	(19,179,977)

	Net Unrealized depreciation	$(9,210,791)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	9.7%
Consumer Staples	11.8
Energy	10.7
Financials	18.2
Health Care	10.3
Industrials	11.7
Information Technology	11.1
Materials	5.9
Telecommunications	4.2
Utilities	4.9
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(1.6)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 3, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 3, 2011